Note 20 - Business Segments (Details) - Segment Revenues - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting Information [Line Items]
Revenue	¥ 123,050,115	¥ 114,272,351	¥ 106,248,486
Network Service and Systems Integration Business [Member]
Segment Reporting Information [Line Items]
Revenue	119,818,554	111,901,494	104,487,153
ATM Operation Business [Member]
Segment Reporting Information [Line Items]
Revenue	3,640,128	2,826,832	2,320,086
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenue	(408,567)	(455,975)	(558,753)
Customers [Member] | Network Service and Systems Integration Business [Member]
Segment Reporting Information [Line Items]
Revenue	119,409,987	111,445,519	103,928,400
Customers [Member] | ATM Operation Business [Member]
Segment Reporting Information [Line Items]
Revenue	3,640,128	2,826,832	2,320,086
Intersegment [Member] | Network Service and Systems Integration Business [Member]
Segment Reporting Information [Line Items]
Revenue	¥ 408,567	¥ 455,975	¥ 558,753